Annual Total Returns - FundsManager 85% Portfolio [BarChart] - 02.28 VIP FundsManager Funds Investor Combo PRO-13 - FundsManager 85% Portfolio - VIP FundsManager 85% Portfolio-Investor VIP	May 27, 2022
Bar Chart Table:
Annual Return 2012	14.11%
Annual Return 2013	27.73%
Annual Return 2014	5.29%
Annual Return 2015	0.39%
Annual Return 2016	5.66%
Annual Return 2017	23.13%
Annual Return 2018	(8.89%)
Annual Return 2019	26.21%
Annual Return 2020	17.46%
Annual Return 2021	17.83%